Supplementary Financial Statement Information (Notes)	12 Months Ended
Dec. 31, 2017
Supplementary Financial Statement Information [Abstract]
Supplementary Financial Statement Information
Supplementary Financial Statement Information

Research and Development Costs

We conduct a broad range of research and development activities aimed at improving existing products and manufacturing processes and developing new products and processes. Research and development costs, which are recorded as cost of products sold when incurred, totaled $28.1, $28.3 and $27.6 in 2017, 2016 and 2015.

Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts for the years ended December 31, 2017, 2016 and 2015, are presented below:

	2017	2016	2015
Balance at beginning of year	$7.8	$6.0	$9.0
Increase (decrease) in allowance	(1.0)	2.4	(3.0)
Receivables written off	—	(0.6)	—
Balance at end of year	$6.8	$7.8	$6.0

Inventory

Inventories as of December 31, 2017 and 2016, consist of:

	2017	2016
Finished and semi-finished	$996.7	$842.3
Raw materials	388.3	390.3
Inventory	$1,385.0	$1,232.6

Adoption of New Accounting Principle

In the first quarter of 2018, we changed our accounting method for valuing certain inventories from the last-in, first-out (LIFO) method to the average cost method. This method values inventory using average costs for materials and most recent production costs for labor and overhead. We believe that using the average cost method is preferable since it improves comparability with our peers, more closely tracks the physical flow of our inventory, better matches revenue with expenses and aligns with how we internally manage our business.

The effects of the change in accounting principle from LIFO to average cost have been retrospectively applied to all periods presented. As a result of the retrospective application of the change in accounting principle, certain financial statement line items in our consolidated balance sheet and our consolidated statements of operations and comprehensive income (loss) and cash flows were adjusted as follows:

	As Originally Reported	Effect of Change	As Adjusted
Consolidated statement of operations for the year ended December 31, 2017:
Cost of products sold (a)	$5,365.2	$(112.1)	$5,253.1
Income tax expense (benefit)	(17.0)	14.8	(2.2)
Net income (loss)	67.6	97.3	164.9
Net income (loss) attributable to AK Steel Holding Corporation	6.2	97.3	103.5

	As Originally Reported	Effect of Change	As Adjusted
Net income (loss) per share attributable to AK Steel Holding Corporation common stockholders:
Basic	$0.02	$0.31	$0.33
Diluted	0.02	0.30	0.32

Consolidated statement of comprehensive income (loss) for the year ended December 31, 2017:
Cash flow hedges—Reclassification of losses (gains) to net income (loss)	$(12.5)	$6.4	$(6.1)
Comprehensive income (loss)	91.1	112.3	203.4
Comprehensive income (loss) attributable to AK Steel Holding Corporation	29.7	112.3	142.0

Consolidated balance sheet as of December 31, 2017:
Inventory	$1,147.8	$237.2	$1,385.0
Other non-current assets	169.3	(58.5)	110.8
Other non-current liabilities	161.6	7.3	168.9
Accumulated deficit	(3,058.6)	181.6	(2,877.0)
Accumulated other comprehensive loss	(40.0)	(10.2)	(50.2)

Consolidated statement of cash flows for the year ended December 31, 2017:
Net income	$67.6	$97.3	$164.9
Deferred income taxes	(15.2)	6.2	(9.0)
Inventories	1.8	(118.5)	(116.7)
Other operating items, net	8.6	15.0	23.6

Consolidated statement of operations for the year ended December 31, 2016:
Cost of products sold (a)	$5,070.6	$29.1	$5,099.7
Income tax expense (benefit)	3.2	(20.1)	(16.9)
Net income (loss)	58.2	(9.0)	49.2
Net income (loss) attributable to AK Steel Holding Corporation	(7.8)	(9.0)	(16.8)
Net income (loss) per share attributable to AK Steel Holding Corporation common stockholders:
Basic	$(0.03)	$(0.04)	$(0.07)
Diluted	(0.03)	(0.04)	(0.07)

Consolidated statement of comprehensive income (loss) for the year ended December 31, 2016:
Cash flow hedges—Reclassification of losses (gains) to net income (loss)	$27.2	$11.9	$39.1
Comprehensive income (loss)	181.9	(8.1)	173.8
Comprehensive income (loss) attributable to AK Steel Holding Corporation	115.9	(8.1)	107.8

Consolidated balance sheet as of December 31, 2016:
Inventory	$1,113.9	$118.7	$1,232.6
Other non-current assets	165.1	(53.0)	112.1
Other non-current liabilities	148.4	6.6	155.0
Accumulated deficit	(3,064.8)	84.3	(2,980.5)
Accumulated other comprehensive loss	(63.5)	(25.2)	(88.7)

	As Originally Reported	Effect of Change	As Adjusted
Consolidated statement of cash flows for the year ended December 31, 2016:
Net income	$58.2	$(9.0)	$49.2
Deferred income taxes	5.0	(9.1)	(4.1)
Inventories	112.4	17.2	129.6
Other operating items, net	8.1	0.9	9.0

Consolidated statement of operations for the year ended December 31, 2015:
Cost of products sold (a)	$6,040.3	$213.0	$6,253.3
Income tax expense (benefit)	63.4	(69.7)	(6.3)
Net income (loss)	(446.2)	(143.3)	(589.5)
Net income (loss) attributable to AK Steel Holding Corporation	(509.0)	(143.3)	(652.3)
Net income (loss) per share attributable to AK Steel Holding Corporation common stockholders:
Basic	$(2.86)	$(0.81)	$(3.67)
Diluted	(2.86)	(0.81)	(3.67)

Consolidated statement of comprehensive income (loss) for the year ended December 31, 2015:
Cash flow hedges—Reclassification of losses (gains) to net income (loss)	$61.4	$(13.7)	$47.7
Comprehensive income (loss)	(429.0)	(151.8)	(580.8)
Comprehensive income (loss) attributable to AK Steel Holding Corporation	(491.8)	(151.8)	(643.6)

Consolidated statement of cash flows for the year ended December 31, 2015:
Net income	$(446.2)	$(143.3)	$(589.5)
Deferred income taxes	62.1	(74.9)	(12.8)
Inventories	(53.8)	226.7	172.9
Other operating items, net	(11.0)	(8.5)	(19.5)

(a)	Cost of products sold as originally reported reflects the change in presentation of pension and OPEB (income) expense further described in Note 1.

Property, Plant and Equipment

Property, plant and equipment as of December 31, 2017 and 2016, consist of:

	2017	2016
Land, land improvements and leaseholds	$275.3	$272.6
Buildings	509.0	489.6
Machinery and equipment	5,958.2	5,714.0
Construction in progress	89.3	92.8
Total	6,831.8	6,569.0
Less accumulated depreciation	(4,845.6)	(4,554.6)
Property, plant and equipment, net	$1,986.2	$2,014.4

Interest on capital projects capitalized in 2017, 2016 and 2015 was $1.9, $3.1 and $2.1. Asset retirement obligations were $7.8 and $7.2 at December 31, 2017 and 2016.

Goodwill and Intangible Assets

Changes in goodwill for the years ended December 31, 2017, 2016 and 2015 are presented below:

	2017	2016	2015
Balance at beginning of year	$32.8	$32.8	$32.8
Acquisition	221.0	—	—
Balance at end of year	$253.8	$32.8	$32.8

Intangible assets at December 31, 2017, consist of:

	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	$36.6	$(2.2)	$34.4
Technology	19.3	(1.4)	17.9
Other	1.0	(0.4)	0.6
Intangible assets	$56.9	$(4.0)	$52.9

Amortization expense related to intangible assets was $4.0 in 2017. Amortization expense is included in costs of products sold. The remaining average life of our intangible assets is 6.6 years for customer relationships and 5.6 years for technology. Estimated annual amortization expense for intangible assets over the next five years is $9.0 in 2018 and $8.4 each year from 2019 through 2022.

Other Non-current Assets

Other non-current assets as of December 31, 2017 and 2016, consist of:

	2017	2016
Investments in affiliates	$77.5	$76.7
Other	33.3	35.4
Other non-current assets	$110.8	$112.1

As part of our ongoing strategic review of our business and operations, in 2015 we re-evaluated our investment in AFSG Holdings, Inc. (“AFSG”), our former insurance and finance leasing businesses, which had been largely liquidated. During 2015, we received a distribution of $14.0 from AFSG. Since the distribution reduced our ability to recover our remaining investment in AFSG after the distribution, we determined our remaining investment in AFSG was impaired and recognized a non-cash charge of $41.6, or $0.23 per diluted share. In 2016, we sold the remaining non-captive insurance operations.

Accrued Liabilities

Accrued liabilities as of December 31, 2017 and 2016, consist of:

	2017	2016
Salaries, wages and benefits	$101.3	$105.6
Interest	35.0	35.2
Other	134.2	93.3
Accrued liabilities	$270.5	$234.1

In the fourth quarter of 2015, we temporarily idled the Ashland Works blast furnace and steelmaking operations (“Ashland Works Hot End”). We incurred charges of $28.1 in the fourth quarter of 2015, which included $22.2 for supplemental unemployment and other employee benefit costs and $5.9 for equipment idling, asset preservation and other costs. The supplemental unemployment and other employee benefit costs were recorded as accrued liabilities, and the activity for the years ended December 31, 2017 and 2016 was as follows:

	2017	2016
Balance at beginning of year	$6.1	$22.1
Payments	(5.3)	(20.1)
Additions to the reserve	0.6	4.1
Balance at end of year	$1.4	$6.1

We estimate we will incur on-going costs of less than $2.0 per month for maintenance of the equipment, utilities and supplier obligations related to the temporarily idled Ashland Works Hot End. These costs were $21.2 and $22.1 for the years ended December 31, 2017 and 2016.

We continue to engage in regular reviews of the potential viability of the Ashland Works Hot End, including an assessment of the most significant risks and benefits of a permanent idling of those idled operations. As part of these reviews, we take into consideration, among other items, our strategic focus on reducing participation in commodity markets to position the company for sustainable profitability and whether we anticipate that future market conditions will enable production from the Ashland Works Hot End to generate sustainable economic returns through steel market cycles.

The Ashland Works Hot End remains on temporary idle and no final determination has been made at this time regarding the long-term status of the operations. However, we now believe it is unlikely that the Ashland Works Hot End will restart in the near term based on forecasted supply and demand characteristics of the markets that we serve. Our assessment and timing of the impairment charge was influenced by our current production capacity and an updated evaluation of the risk of not reaching new labor agreements on a timely basis for key facilities. Factors that influenced our impairment determination included an uncertain global trade landscape influenced by shifting domestic and international political priorities, continued intense competition from domestic steel competitors and foreign steel competition. These conditions directly impact our pricing, which in turn directly impacts our assessment of the demand forecasts for the markets we serve. Despite several successful trade cases, we continue to see a high level of carbon steel imports driven by global overcapacity, particularly in China. As a result, during the quarter ended December 31, 2017, we recognized a non-cash asset impairment charge of $75.6, primarily related to the long-lived assets associated with the Ashland Works Hot End. If we decide to permanently idle the Ashland Works Hot End, we would incur certain cash expenses, including those relating to labor benefit obligations, certain take-or-pay supply agreements and potentially accelerated environmental remediation costs.